VARIABLE INTEREST ENTITIES - Summary of assets and liabilities of lessor VIEs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Restricted cash and short-term deposits (note 15)	$ 150,198	$ 92,245
Liabilities
Accrued expenses	(66,071)	(144,810)
Other non-current liabilities	(225,776)	(61,600)
Current portion of long-term debt and short-term debt	(521,282)	(342,566)
Long-term debt	(930,973)	(874,164)
Total liabilities	(1,998,273)	(1,481,544)
Statement of operations
Other financial items, net	4,317	900	$ 5,380
Interest expense, net	0	0	19,286
Continuing operations
Statement of cash flows
Net debt repayments	(136,859)	(125,925)	(719,917)
Net debt receipts	371,145	156,045	276,640
Financing costs paid	(6,688)	(10,445)	(9,599)
Discontinued operations
Statement of cash flows
Net debt repayments	0	0	(158,000)
Financing costs paid	0	0	(280)
Variable interest entity, primary beneficiary
Assets
Restricted cash and short-term deposits (note 15)	17,472	18,085
Liabilities
Accrued expenses	(12,244)	(3,334)
Other non-current liabilities	(184,000)	0
Current portion of long-term debt and short-term debt	(278,551)	(299,576)
Long-term debt	(33,432)	(93,617)
Total liabilities	(311,983)	(393,193)
Variable interest entity, primary beneficiary | Continuing operations
Statement of operations
Other financial items, net	4,997	0	0
Interest expense, net	19,989	11,015	8,406
Statement of cash flows
Net debt repayments	(82,804)	(98,242)	(123,554)
Net debt receipts	1,145	0	20,640
Financing costs paid	0	(3,158)	0
Variable interest entity, primary beneficiary | Discontinued operations
Statement of operations
Interest expense, net	$ 0	$ 0	$ 3,814